Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2016
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 7

Notes Payable and Long-Term Debt

Notes payable under uncommitted credit lines was $121 million and $141 million at December 31, 2016 and 2015, respectively. All of the notes payable outstanding at December 31, 2016 related to foreign subsidiaries, with $74 million denominated in South African rand, $26 million denominated in Argentine pesos, $14 million denominated in Brazilian reais and $7 million denominated in Zambian kwacha. The weighted average interest rate for outstanding notes payable was 14.88% and 11.74% at December 31, 2016 and 2015, respectively. As of December 31, 2016, Seaboard had uncommitted lines of credit totaling $380 million, of which $330 million related to foreign subsidiaries. The notes payable under the credit lines are unsecured and do not require compensating balances. Facility fees on these agreements are not material.

In September 2016, Seaboard entered into a $100 million committed line of credit with Wells Fargo Bank, National Association (“Wells Fargo”) that matures on September 29, 2017. Interest is computed at LIBOR plus 0.50%, and Seaboard incurs an unused commitment fee of 0.09% per annum. This line of credit is secured by certain short-term investments. The line of credit is subject to standard representations and covenants. There was no outstanding balance as of December 31, 2016. At December 31, 2016, Seaboard’s borrowing capacity under its uncommitted and committed lines of credit was reduced by $121 million drawn and $4 million of letters of credit.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Millions of dollars)	2016	2015
Term Loan due 2022	$497	$500
Foreign subsidiary obligations due 2018 through 2023	20	23
Total long-term debt at face value	517	523
Current maturities of long-term debt and unamortized discount	(18)	(5)
Long-term debt, less current maturities and unamortized discount	$499	$518

Seaboard entered into a Term Loan Credit Agreement dated December 4, 2015 (“Credit Agreement”) with CoBank, ACB, Farm Credit Services of America, PCA, and the lenders party thereto, pursuant to which Seaboard Foods obtained a $500 million unsecured term loan (“Term Loan”). Seaboard received proceeds of $499 million, net of a $1 million discount, which will be amortized to interest expense using the effective interest method. Seaboard has guaranteed all obligations of Seaboard Foods under the Term Loan. The Term Loan provides for quarterly payments of the principal balance pursuant to the amortization schedule included in the Credit Agreement, with the balance due on the maturity date, December 4, 2022. The Term Loan bears interest at fluctuating rates based on various margins over a base rate (defined as the highest of (a) the prime rate, (b) the federal funds effective rate plus 0.50% per annum, or (c) an adjusted LIBOR rate for an interest period of one month on such day plus 1.00% per annum) or LIBOR, at the option of Seaboard Foods. The interest rate was 2.40% and 1.90% at December 31, 2016 and 2015.

The Term Loan requires, among other terms, the maintenance of certain ratios involving a maximum debt to capitalization ratio, which shall not exceed 50% at the end of any fiscal quarter, and minimum tangible net worth, as defined, of not less than $2 billion plus 25% of cumulative consolidated net income beginning with the quarter ended December 31, 2016. The Term Loan also includes restrictions of certain subsidiaries to grant liens on assets, incur indebtedness over 15% of consolidated tangible net worth, make certain acquisitions, investments and asset dispositions in excess of specified amounts, and limits aggregate dividend payments to $25 million per year under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2016.

Foreign subsidiary debt is primarily denominated in Argentine pesos, and all interest rates on such obligations are variable. The weighted average interest rate was 22.39% and 30.23% at December 31, 2016 and 2015, respectively. All of the foreign subsidiary debt is guaranteed by Seaboard, except $4 million is secured by property, plant and equipment.

The aggregate minimum principal payments required on long-term debt at December 31, 2016 are as follows: $17 million in 2017, $21 million in 2018, $33 million in 2019, $42 million in 2020, $38 million in 2021 and $366 million thereafter.

In 2014, Seaboard made an optional prepayment of $86 million related to long-term debt with an original maturity of 2021. As a result, Seaboard paid a $4 million prepayment penalty fee that was charged to interest expense.